Short-Term Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
	As of June 30,
	2023	2024
	RMB	RMB
Short-term borrowings
Xiamen International Bank Co., Ltd. (“Xiamen International”)	7,220,000	4,700,000
Total	7,220,000	4,700,000